Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,646,000.00
Previously Paid Amount	0.00
Total Fee Amount	779.71
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 779.71
Narrative - Max Aggregate Offering Price	$ 5,646,000.00
Final Prospectus	true